Related Party Transactions	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – Related Party Transactions

Other than as set forth below, and as disclosed in Notes 4, and 7, there have not been any transaction entered into or been a participant in which a related person had or will have a direct or indirect material interest.

NOTE 7 – Related Party Transactions

Other than as set forth below, and as disclosed in Note 6, there have not been any transaction entered into or been a participant in which a related person had or will have a direct or indirect material interest.

Sigyn had no employment agreement with its CEO and COO but Sigyn still incurred compensation on behalf of the CEO and COO.

The Company incurred compensation expense of $75,000, $300,260 and $0 and employee benefits of $5,106, $15,318, and $0 for the three and nine months ended September 30, 2020 and for the year ended December 31, 2019, respectively, to James Joyce, the Company’s CEO.

The Company incurred compensation expense of $30,000, $168,015 and $0 and employee benefits of $5,106, $15,318, and $0 for the three and nine months ended September 30, 2020 and for the year ended December 31, 2019, respectively, to Craig Roberts, the Company’s COO.